Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables.
Schedule of Trade and other receivables

	2024			2023
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,588	–	1,588	1,352	–	1,352
Other prepayments and accrued income	114	–	114	107	–	107
Employee loans and advances	6	–	6	5	–	5
VAT receivable	151	–	151	173	–	173
Other third-party receivables	196	71	267	219	114	333
Total	2,055	71	2,126	1,856	114	1,970

Schedule of expected credit loss allowance

	2024 £m	2023 £m
At 1 January	29	41
Exchange adjustments	(1)	(2)
Charge for the year	38	2
Subsequent recoveries of amounts provided for	(25)	(7)
Utilised	(5)	(5)
At 31 December	36	29

Schedule of credit risk exposure of trade receivables using a provision matrix

Year ended 31 December 2024

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,406	113	36	26	18	25	1,624
Expected credit loss	4	1	3	2	4	22	36

Year ended 31 December 2023

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,210	102	25	12	15	17	1,381
Expected credit loss	5	1	1	2	4	16	29